CIRR-System - Narrative (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CIRR-system [Abstract]
Concessionary loans outstanding	kr 0	kr 64
Operating result of previous concessionary credit program	(1)	(7)
Administrative remuneration for concessionary loans	kr 0	kr 0